Schedule of Income Before Income Tax, Domestic and Foreign (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States					$ (6,287,903)	$ (14,210,716)
Foreign
Income before income taxes	$ (178,865,623)	$ (2,030,258)	$ (241,128,943)	$ (5,328,547)	$ (6,287,903)	$ (14,210,716)